Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2016 USD ($) Classification		Dec. 31, 2015 USD ($)
Leverage Ratios [Abstract]
Common equity Tier 1 capital conservation buffer		0.625%
Tier 1 risk based capital ratio, capital conservation buffer		0.625%
Total risk based capital ratio, capital conservation buffer		0.625%
Trustco Bank [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 424,802		$ 405,506
Common equity Tier 1 capital		424,802		405,506
Tier 1 risk-based capital		424,802		405,506
Total risk-based capital		$ 455,772		$ 435,149
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		8.829%		8.60%
Common equity Tier 1 capital, ratio		17.238%		17.21%
Tier 1 risk-based capital, ratio		17.238%		17.21%
Total risk-based capital, ratio		18.492%		18.47%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, well capitalized	[1]	5.00%		5.00%
Tier 1 leverage ratio, adequately capitalized	[1]	4.00%	[2]	4.00%
Common equity Tier 1 capital, well capitalized	[1]	6.50%		6.50%
Common equity Tier 1 capital, adequately capitalized	[1]	5.125%	[2]	4.50%
Tier 1 risk-based capital, well capitalized	[1]	8.00%		8.00%
Tier 1 risk-based capital, adequately capitalized	[1]	6.625%	[2]	6.00%
Total risk-based capital, well capitalized	[1]	10.00%		10.00%
Total risk-based capital, adequately capitalized	[1]	8.625%	[2]	8.00%
Number of classifications for prompt corrective action regulations provide | Classification		5
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 438,426		$ 417,538
Common equity Tier 1 capital		438,426		417,538
Tier 1 risk-based capital		438,426		417,538
Total risk-based capital		$ 469,411		$ 447,193
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		9.11%		8.85%
Common equity Tier 1 capital, ratio		17.782%		17.71%
Tier 1 risk-based capital, ratio		17.782%		17.71%
Total risk-based capital, ratio		19.038%		18.97%
Leverage Ratios [Abstract]
Tier 1 leverage ratio, adequately capitalized		4.00%		4.00%
Common equity Tier 1 capital, adequately capitalized		5.125%		4.50%
Tier 1 risk-based capital, adequately capitalized		6.625%		6.00%
Total risk-based capital, adequately capitalized		8.625%		8.00%

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	The December 31, 2016 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 0.625 percent